Shareholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity (Deficit)[Abstract]
Schedule of holders the right to receive dividends
	Number of shares
	December 31, 2022		December 31, 2021*
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares of $3.15 par value	100,000,000	1,532,794	57,142,857	387,972
Warrants**	98,698	98,698	98,698	98,698

*	After giving effect to the reverse stock split (see also Note 13C)

(**)	The Warrants will be exercisable at a price equal to $218.75 per share and for a period of five years, starting from June 2021.

Schedule of warrants granted to financial advisors and consultants
Amount	Exercise price		Expiration date

668	A$	135.45	October 22, 2025
2,224	A$	157.50	October 22, 2025
1,236	A$	261.45	October 22, 2025
74	A$	173.25	October 22, 2025
13,169	A$	157.50	June 29,2030
13,169		$43.75	June 29,2030
6,001		$218.75	June 25,2026
13,107		$114.45	December 03, 2026
17,143		$122.50	December 30, 2026
7,143		$140.00	December 30, 2026
7,143		$175.00	December 30, 2026
3,435		$175.00	Feb 2, 2027
7,150		$52.50	April 20, 2027
4,287		$122.50	January 1, 2027
1,429		$70.00	June 16, 2027

Schedule of option plan granted to employees
	Year ended December 31, 2022		Year ended December 31, 2021*		Year ended December 31, 2020*
	Number of options	Weighted average Exercise price	Number of options	Weighted average Exercise price	Number of options	Weighted average Exercise price
Outstanding at beginning of year	72,538	$89.79	671	$616.875	886	$661.50
Exercised	(123)	$0.0315	-	-	(7)	$0.0315
Granted	63,578	$22.75	72,157	$87.5	-	-
Forfeited and cancelled	(3,572)	$53.20	(290)	$761.25	(208)	$728.875

Outstanding at end of year	132,421	$58.68	72,538	$89.79	671	$616.875
Exercisable options	28,586	$94.32	364	$494.90	516	$575.05

*	After giving effect to the reverse stock split

Schedule of options to employees outstanding
Exercise price	Outstanding as of December 31, 2022	Weighted average remaining contractual term	Exercisable as of December 31, 2022	Weighted average remaining contractual term
		(years)		(years)

762.30	214	0.2	214	0.2
689.85	49	0.4	49	0.4
114.45	26,433	3.7	11,037	3.7
73.5	27,146	3.9	9,069	3.9
69.3	16,430	4	8,217	4.0
22.75	62,149	4.5	-	-
	132,421		28,586

Schedule of measurement applied using Mont -Carlo simulation model
	Fair Value as at December 31, 2022	Risk free rate	Volatility of assets	Expected Term	Expected dividend yield

Armistice warrants	380	4.0%	100%	5.31 years	0%
Rubini warrants	173	4.0%	100%	3.27-4.82 years	0%
Lind warrants	65	4.0%	100%	5.33 years	0%
Alpha Capital, MEF and GEM warrants	(*)	4.2%-4.7%	100%	0.83-3.13 years	0%
Total derivative liabilities -warrants	618

(*)	Less than $1.

	Fair Value as at December 31, 2021 *	Risk free rate	Volatility of assets	Expected Term	Expected dividend yield

Convertible Securities Warrants and GEM Warrants	3	1.265%	60%	0.06-3 years	0%
Rubini warrants	47	1.265%	60%	4 years	0%
Alpha Capital warrants	37	1.265%	60%	4 years	0%
Lind warrants	1,174	1.265%	60%	5 years	0%
Total derivative liabilities -warrants	1,261